Annual Total Returns [BarChart] - First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund - First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	Feb. 01, 2021
Bar Chart Table:
2011	(20.90%)
2012	19.69%
2013	24.41%
2014	(0.73%)
2015	(6.88%)
2016	24.78%
2017	28.19%
2018	(22.29%)
2019	42.05%
2020	48.25%